Expense Example (Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I shares, Invesco Van Kampen V.I. Mid Cap Growth Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund | Series I shares, Invesco Van Kampen V.I. Mid Cap Growth Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 103
3 Years	364
5 Years	646
10 Years	$ 1,448